PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization			$ 229,511	$ 57,473
Depreciation	$ 165,653	$ 73,249	$ 229,513	$ 57,473